DIVIDENDS AND CAPITAL DISTRIBUTIONS	9 Months Ended
Sep. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
DIVIDENDS AND CAPITAL DISTRIBUTIONS	DIVIDENDS AND CAPITAL DISTRIBUTIONS There were no dividends paid or capital distributions paid during the nine-month periods ended September 30, 2026 and 2025.